Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 23, 2022
Shareholders' Equity [Line Items]
Common shares authorized	750,000,000	750,000,000
Common shares par value (in Dollars per share)	$ 0.01	$ 0.01
Preference share	100,000,000
Preference shares par value (in Dollars per share)	$ 0.01
Share capital	44,500,879	46,013,309
Common shares	44,500,879	46,013,309
Issued and outstanding common shares (in Dollars)	$ 445	$ 460	$ 5,000
Authorization of an aggregate (in Dollars)			$ 5,000
Common Stock [Member]
Shareholders' Equity [Line Items]
Common shares	39,200
Common Stock [Member]
Shareholders' Equity [Line Items]
Common shares authorized	750,000,000
Common shares	43,584,549	45,306,928